Interest Expense, Net - Summary of Interest Expense, Net (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Income	$ 30	$ 20	$ 18
Expense	(52)	(40)	(40)
Total	$ (22)	$ (20)	$ (22)